Marketable Securities - Summary of Marketable Securities (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
Bottom of range [member]
Disclosure of Marketable Securities [line items]
Bank certificate of deposits maturity period	2 years
Sovereign debt securities classified as held-for-trading maturity period	2 years
Top of range [member]
Disclosure of Marketable Securities [line items]
Bank certificate of deposits maturity period	5 years
Sovereign debt securities classified as held-for-trading maturity period	5 years